UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2017

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/16 (Unaudited)

SENIOR LOANS (79.4%)(a)(c)
		Principal amount	Value

Advertising and marketing services (0.3%)

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2022		$2,090,000	$2,074,325

			2,074,325
Automotive (1.0%)

FCA US, LLC bank term loan FRN Ser. B, 3 1/4s, 2018		1,842,057	1,842,518

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		4,920,275	4,649,660

			6,492,178
Basic materials (6.5%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)		2,124,144	2,114,850

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)		1,102,116	1,097,294

Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, 4s, 2022		2,985,000	2,990,597

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6s, 2022		3,468,805	3,467,723

GCP Applied Technologies, Inc. bank term loan FRN Ser. B, 5 1/4s, 2022		2,000,000	2,007,500

Hanson Building Products North America bank term loan FRN 6 1/2s, 2022		2,757,102	2,747,913

HD Supply, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021		2,985,000	2,984,254

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018		2,300,464	2,297,589

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6s, 2022		4,040,000	3,994,550

Neon Holding Co., LLC bank term loan FRN Ser. B, 4s, 2023		1,000,000	1,003,750

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2022		3,970,000	3,954,120

Orion Engineered Carbons GmbH bank term loan FRN Ser. B, 5s, 2021 (Germany)		2,728,783	2,733,899

Oxbow Carbon & Minerals, LLC bank term loan FRN 8s, 2020		1,000,000	925,000

PQ Corp. bank term loan FRN 5 3/4s, 2022		2,000,000	2,016,666

Solenis International LP bank term loan FRN 7 3/4s, 2022		2,000,000	1,825,000

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020		4,810,971	4,353,928

Univar, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		3,984,987	3,973,033

			44,487,666
Biotechnology (1.9%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		3,826,875	3,798,173

Concordia Healthcare Corp. bank term loan FRN Ser. B, 5 1/4s, 2021 (Canada)		3,995,000	3,957,547

Pharmaceutical Product Development, LLC bank term loan FRN 4 1/4s, 2022		5,294,988	5,300,282

			13,056,002
Broadcasting (3.9%)

Gray Television, Inc. bank term loan FRN Ser. C, 4 1/4s, 2021		997,500	1,000,617

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.189s, 2019		7,105,000	5,450,125

Media General, Inc. bank term loan FRN 4s, 2020		2,717,813	2,716,454

Sinclair Television Group, Inc. bank term loan FRN Ser. B, 3s, 2020		3,899,691	3,878,243

Townsquare Media, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		2,797,566	2,788,242

Tribune Media Co. bank term loan FRN Ser. B, 3 3/4s, 2020		4,568,627	4,564,821

Univision Communications, Inc. bank term loan FRN 4s, 2020		5,925,519	5,923,403

			26,321,905
Building materials (1.6%)

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		1,376,163	1,374,443

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021		1,049,685	1,050,560

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		4,274,897	4,278,458

Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		4,441,245	4,380,178

			11,083,639
Capital goods (4.9%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019		2,829,195	2,820,354

Berry Plastics Corp. bank term loan FRN Ser. F, 4s, 2022		3,609,048	3,621,679

Berry Plastics Group, Inc. bank term loan FRN Ser. E, 3 3/4s, 2021		1,812,222	1,815,394

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		4,424,753	4,262,144

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		2,640,000	2,626,800

Manitowac Foodservice, Inc. bank term loan FRN 5 3/4s, 2023		3,283,692	3,306,951

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018		2,913,590	2,922,861

Terex Corp. bank term loan FRN Ser. B, 4 1/2s, 2022		4,000,000	3,930,000

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020		3,872,518	3,871,309

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022		2,228,582	2,214,653

Trinseo Materials Operating SCA bank term loan FRN Ser. B, 4 1/4s, 2021 (Luxembourg)		1,985,000	1,986,985

			33,379,130
Commercial and consumer services (1.4%)

Prime Security Services Borrower, LLC bank term loan FRN Ser. B, 5 1/2s, 2022		3,000,000	3,030,000

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019		2,005,696	2,010,293

Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)		4,693,334	4,702,134

			9,742,427
Communication services (7.3%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		2,007,000	1,959,334

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019		2,685,636	2,685,636

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022		1,204,620	1,198,597

CCO Safari III, LLC bank term loan FRN Ser. I, 3 1/2s, 2023		4,000,000	4,015,716

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020		1,095,197	1,095,026

CSC Holdings, LLC bank term loan FRN Ser. B, 5s, 2022		5,000,000	5,025,000

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)		1,839,628	1,691,998

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020		5,000,000	5,002,085

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 3 1/2s, 2022		1,035,000	1,035,432

LTS Buyer, LLC bank term loan FRN 8s, 2021		158,125	156,544

LTS Buyer, LLC bank term loan FRN Ser. B, 4s, 2020		4,376,250	4,372,605

Numericable US, LLC bank term loan FRN Ser. B7, 5s, 2024		4,500,000	4,505,625

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021		5,909,962	5,901,836

Telesat Canada bank term loan FRN Ser. B, 3 1/2s, 2019 (Canada)		3,637,500	3,629,923

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. F, 3 1/2s, 2023 (United Kingdom)		1,683,303	1,682,135

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		4,207,500	4,198,736

Zayo Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2019		1,487,200	1,488,528

			49,644,756
Consumer (0.1%)

Spectrum Brands, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022		841,914	845,071

			845,071
Consumer staples (7.5%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021		4,676,560	4,552,631

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2020		2,615,745	2,526,373

Coty, Inc. bank term loan FRN Ser. B, 3 3/4s, 2022		1,666,667	1,665,278

D.E Master Blenders 1753 NV bank term loan FRN Ser. B, 4 1/4s, 2022 (Netherlands)		2,051,387	2,053,952

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		1,000,000	741,667

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021		3,010,700	2,922,887

Galleria Co. bank term loan FRN Ser. B, 3 3/4s, 2022		3,333,333	3,331,250

Hertz Corp. (The) bank term loan FRN Ser. B, 3s, 2018		1,940,000	1,936,120

Hostess Brands, LLC bank term loan FRN 8 1/2s, 2023		1,120,000	1,101,333

JBS USA, LLC bank term loan FRN 3 3/4s, 2020		1,462,500	1,460,672

JBS USA, LLC bank term loan FRN 2 3/4s, 2022		2,493,750	2,484,398

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018		3,924,357	3,926,810

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021		4,229,299	4,224,012

Maple Holdings Acquistion Corp. bank term loan FRN Ser. B, 5 1/4s, 2023		4,544,000	4,557,255

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)		5,929,334	5,940,452

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019		2,358,149	2,357,413

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020		1,900,000	1,904,750

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		2,000,000	2,002,500

US Foods, Inc. bank term loan FRN 4 1/2s, 2019		1,409,133	1,408,252

			51,098,005
Energy (1.9%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020		1,850,000	705,313

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018		2,486,333	2,013,930

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)		4,007,790	3,504,311

Paragon Offshore Finance Co. bank term loan FRN Ser. B, 3 3/4s, 2021 (Cayman Islands)		4,937,500	1,320,781

Samson Investment Co. bank term loan FRN 6 1/2s, 2018 (In default)(NON)		4,000,000	50,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		1,772,451	1,624,747

Western Refining, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2023		3,640,000	3,571,750

			12,790,832
Financials (3.5%)

Alliant Holdings I, LLC bank term loan FRN Ser. B, 4 1/2s, 2022		3,970,000	3,937,248

Altisource Solutions Sarl bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)		4,848,037	4,193,552

Capital Automotive LP bank term loan FRN 6s, 2020		2,500,000	2,501,043

HUB International, Ltd. bank term loan FRN Ser. B, 4s, 2020		5,359,372	5,306,893

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		378,310	377,364

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020		3,631,901	3,613,741

USI, Inc./NY bank term loan FRN Ser. B, 4 1/4s, 2019		3,870,750	3,846,558

			23,776,399
Gaming and lottery (7.7%)

Amaya Holdings BV bank term loan FRN 5s, 2021 (Netherlands)		2,955,169	2,853,381

American Casino & Entertainment Properties, LLC bank term loan FRN 4 3/4s, 2022		4,369,280	4,380,203

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		5,733,949	5,741,117

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017		671,625	675,543

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020		2,244,375	2,087,269

Eldorado Resorts, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		4,962,500	4,966,634

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019 (Canada)		3,900,000	2,884,813

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019		1,902,303	1,904,680

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019		815,273	816,292

Marina District Finance Co., Inc. bank term loan FRN Ser. B, 6 1/2s, 2018		468,421	467,543

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020		3,665,625	3,662,876

ROC Finance, LLC bank term loan FRN 5s, 2019		6,102,349	5,827,743

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021		6,418,750	6,354,563

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020		4,373,984	4,380,821

Yonkers Racing Corp. bank term loan FRN 8 3/4s, 2020		2,000,000	1,933,334

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		3,419,708	3,349,888

			52,286,700
Health-care services (5.5%)

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		2,468,750	2,474,922

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B2, 4 1/2s, 2023		3,491,250	3,504,342

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4s, 2021		5,431,469	5,346,603

Envision Healthcare Corp. bank term loan FRN Ser. B, 4 1/4s, 2018		3,927,795	3,930,250

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018		4,778,732	4,784,705

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021		4,645,636	4,652,168

Multiplan, Inc. bank term loan FRN Ser. B, 5s, 2023		5,920,000	5,958,480

Quorum Health Corp. bank term loan FRN 6 3/4s, 2022		4,015,000	4,002,453

Surgical Care Affiliates, LLC bank term loan FRN Ser. B, 4 1/4s, 2022		2,970,000	2,963,813

			37,617,736
Homebuilding (0.9%)

Realogy Group, LLC bank term loan FRN 4.4s, 2016		158,600	156,618

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020		5,796,164	5,804,858

			5,961,476
Leisure (0.7%)

Steinway Musical Instruments, Inc. bank term loan FRN 4 3/4s, 2019		4,817,126	4,624,441

			4,624,441
Lodging/Tourism (2.2%)

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		4,141,238	3,865,154

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020		4,492,213	4,505,317

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020		3,525,981	3,535,286

MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, 4s, 2023		3,000,000	3,018,750

			14,924,507
Media (0.6%)

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		5,651,781	4,235,304

			4,235,304
Medical technology (2.5%)

ConvaTec, Inc. bank term loan FRN Ser. B, 4 1/4s, 2020		4,088,921	4,088,921

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018		3,814,174	3,810,089

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		4,401,994	4,153,281

Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2022		4,975,000	4,962,563

			17,014,854
Pharmaceuticals (2.7%)

Akorn, Inc. bank term loan FRN Ser. B, 6s, 2020		4,776,675	4,782,645

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.439s, 2021		3,569,053	3,575,542

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		6,275,563	6,169,663

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BD, 3 1/2s, 2019		1,897,699	1,869,827

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 3/4s, 2019		1,897,699	1,869,233

			18,266,910
Retail (6.5%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		6,244,290	6,043,954

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020		3,960,000	3,888,225

DBP Holding Corp. bank term loan FRN Ser. B, 5 1/4s, 2019		4,277,692	3,908,741

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 3 1/2s, 2022		800,704	801,991

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021		1,926,818	1,431,007

JC Penney Corp., Inc. bank term loan FRN 6s, 2018		4,164,419	4,163,553

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		3,597,660	3,602,157

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		2,834,281	2,820,109

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		7,278,919	6,662,489

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023		6,733,125	6,776,412

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		1,823,820	1,691,593

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		2,620,780	2,532,329

			44,322,560
Technology (5.6%)

Avago Technologies Cayman Finance, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2022 (Cayman Islands)		5,200,000	5,210,109

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018		2,114,363	1,665,061

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		2,461,680	1,784,718

BMC Software, Inc. bank term loan FRN 5s, 2020		4,713,889	4,194,626

CommScope, Inc. bank term loan FRN Ser. B, 3.828s, 2022		3,980,000	3,983,315

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020		3,158,419	3,154,866

Diebold, Inc. bank term loan FRN Ser. B, 5 1/4s, 2023		2,000,000	2,003,334

First Data Corp. bank term loan FRN 4.432s, 2021		4,770,884	4,784,003

First Data Corp. bank term loan FRN Ser. B, 3.962s, 2022		1,000,000	1,001,429

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020		3,516,980	3,447,520

NXP BV bank term loan FRN Ser. B, 3 3/4s, 2020 (Netherlands)		1,550,157	1,555,002

ON Semiconductor Corp. bank term loan FRN Ser. B, 5 1/4s, 2023		3,604,000	3,630,280

Syniverse Holdings, Inc. bank term loan FRN 4s, 2019		2,368,572	1,785,311

			38,199,574
Tire and rubber (0.1%)

American Tire Distributors, Inc. bank term loan FRN 5 1/4s, 2021		1,000,000	970,313

			970,313
Transportation (0.7%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		4,654,825	4,603,622

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)		332,087	295,557

			4,899,179
Utilities and power (1.9%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020		2,334,000	2,276,623

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022		1,759,416	1,716,896

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016		1,761,417	1,759,950

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019		5,570,000	5,368,088

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017		6,830,362	2,140,588

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017		70,101	21,969

			13,284,114

Total senior loans (cost $563,834,943)			$541,400,003

CORPORATE BONDS AND NOTES (14.3%)(a)
		Principal amount	Value

Basic materials (1.4%)

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		$1,288,000	$1,510,180

Builders FirstSource, Inc. 144A sr. notes 7 5/8s, 2021		700,000	735,000

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,600,000	1,736,000

Cemex SAB de CV 144A company guaranty sr. sub. FRN 5.378s, 2018 (Mexico)		1,500,000	1,537,500

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		757,000	628,310

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,000,000	1,037,500

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017		640,000	654,400

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,500,000	1,500,000

			9,338,890
Capital goods (1.2%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		1,250,000	1,287,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		686,000	763,175

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. FRN 3.876s, 2021 (Ireland)		4,000,000	4,000,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		680,000	744,600

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020		1,250,000	1,292,188

			8,087,463
Communication services (1.7%)

AT&T, Inc. sr. unsec. unsub. FRN 1.559s, 2020		2,000,000	1,996,926

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		1,148,000	1,221,185

Digicel, Ltd. 144A sr. unsec. notes 7s, 2020 (Jamaica)		1,900,000	1,764,625

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018		1,062,000	1,088,550

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		2,000,000	2,127,500

T-Mobile USA, Inc. company guaranty sr. unsec. bonds 6.542s, 2020		1,500,000	1,549,650

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019		1,500,000	1,561,875

			11,310,311
Conglomerates (0.3%)

General Electric Capital Co. sr. unsec. unsub. FRN Ser. MTN, 1.013s, 2026		2,000,000	1,860,814

			1,860,814
Consumer cyclicals (1.7%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		740,000	751,100

CalAtlantic Group, Inc. company guaranty sr. unsec. notes 8 3/8s, 2018		1,000,000	1,105,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020		1,000,000	960,000

Ford Motor Credit Co., LLC sr. unsec. unsub. FRB 1.567s, 2019		2,150,000	2,127,670

General Motors Financial Co., Inc. company guaranty sr. unsec. FRN 2.188s, 2020		2,275,000	2,252,712

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRB 2.688s, 2019		463,000	471,415

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018		2,000,000	2,065,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		1,000,000	972,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		712,000	732,470

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021		160,000	166,000

			11,603,867
Consumer staples (0.6%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.9s, 2019		3,000,000	3,014,853

Hertz Corp. (The) company guaranty sr. unsec. notes 4 1/4s, 2018		1,298,000	1,312,278

			4,327,131
Energy (0.8%)

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada) (In default)(NON)		1,120,500	495,821

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		1,800,000	1,449,000

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)		1,000,000	275,000

Shell International Finance BV company guaranty sr. unsec. unsub. FRN 1.08s, 2020 (Netherlands)		2,025,000	1,992,752

WPX Energy, Inc. sr. unsec. notes 7 1/2s, 2020		1,000,000	980,000

			5,192,573
Financials (3.7%)

Ally Financial, Inc. company guaranty sr. unsec. notes 4 3/4s, 2018		2,000,000	2,055,000

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017		2,000,000	2,116,142

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018		1,250,000	1,290,625

Citigroup, Inc. sr. unsec. FRN 1.324s, 2018		2,000,000	1,998,490

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		1,000,000	1,032,500

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN, 2.274s, 2023		2,000,000	2,005,570

iStar, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)		2,000,000	1,935,000

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity		3,000,000	3,067,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. sub. notes 6 1/2s, 2018		1,790,000	1,745,250

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019		2,000,000	2,020,000

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 1.569s, 2017 (United Kingdom)		1,149,000	1,148,474

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018		1,500,000	1,155,000

Wells Fargo & Co. sr. unsec. unsub. FRN 1.974s, 2021		2,000,000	2,039,640

Wells Fargo Bank, NA sr. unsec. FRN Ser. BKNT, 1 3/8s, 2018		2,000,000	2,009,430

			25,618,621
Health care (1.0%)

Actavis Funding SCS company guaranty sr. unsec. unsub. FRN 1.887s, 2020 (Luxembourg)		2,000,000	2,001,022

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018		201,000	204,741

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		1,268,000	1,337,740

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.134s, 2020		1,805,000	1,795,975

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2018		1,500,000	1,466,250

			6,805,728
Technology (0.9%)

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		2,000,000	1,450,000

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		2,188,000	2,291,689

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		1,235,000	1,302,925

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)		670,000	688,425

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		1,365,000	668,850

			6,401,889
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. FRN 3.635s, 2019		3,000,000	2,988,750

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		2,000,000	2,005,000

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019		2,000,000	1,993,778

			6,987,528

Total corporate bonds and notes (cost $102,164,512)			$97,534,815

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

HSBC USA, Inc. $0.88 pfd.		39,050	$984,841

Total preferred stocks (cost $875,910)			$984,841

COMMON STOCKS (0.1%)(a)
		Shares	Value

Tribune Media Co. Class 1C(F)		591,290	$147,822

Vantage Drilling International (Units) (Cayman Islands)(NON)		5,979	508,215

Total common stocks (cost $572,522)			$656,037

SHORT-TERM INVESTMENTS (7.3%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.41%(AFF)	Shares	49,714,970	$49,714,970

U.S. Treasury Bills 0.30%, June 9, 2016		130,000	129,996

Total short-term investments (cost $49,844,962)			$49,844,966

TOTAL INVESTMENTS

Total investments (cost $717,292,849)(b)			$690,420,662

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $2,779,900) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Buy	7/21/16	$20,895	$21,611	$(716)
HSBC Bank USA, National Association
	Canadian Dollar	Sell	7/21/16	141,610	141,700	90
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/21/16	715,448	714,933	(515)
UBS AG
	Canadian Dollar	Sell	7/21/16	1,900,720	1,901,656	936

Total						$(205)

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2016 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $681,662,393.
(b)	The aggregate identified cost on a tax basis is $717,350,391, resulting in gross unrealized appreciation and depreciation of $3,701,705 and $30,631,434, respectively, or net unrealized depreciation of $26,929,729.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$41,683,464	$57,870,871	$49,839,365	$47,495	$49,714,970
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
At the close of the reporting period, the fund maintained liquid assets totaling $6,981 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,231 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$147,822
Energy	508,215	—	—
Total common stocks	508,215	—	147,822
Corporate bonds and notes	—	97,534,815	—
Preferred stocks	984,841	—	—
Senior loans	—	541,400,003	—
Short-term investments	49,714,970	129,996	—

Totals by level	$51,208,026	$639,064,814	$147,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(205)	$—

Totals by level	$—	$(205)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,026	$1,231

Total	$1,026	$1,231

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	Forward currency contracts#	$—	$90	$—	$936	$1,026

	Total Assets	$—	$90	$—	$936	$1,026

	Liabilities:
	Forward currency contracts#	716	—	515	—	1,231

	Total Liabilities	$716	$—	$515	$—	$1,231

	Total Financial and Derivative Net Assets	$(716)	$90	$(515)	$936	$(205)
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$(716)	$90	$(515)	$936

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016